Goodwill (Details) - Schedule of net carrying amount of goodwill - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Cost:
As at the beginning of the reporting period
Arising from acquisition of subsidiary during the year	78,958
As at the end of the reporting period	78,958
Accumulated impairment:
As at the beginning of the reporting period
Impairment	(78,958)
As at the end of the reporting period	(78,958)
Net carrying amount:
As at the end of the reporting period